PIMCO Funds

Supplement Dated March 31, 2022 to the Municipal Value Funds Prospectus dated July 30, 2021,

as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (the “Funds”)

As currently disclosed, Pacific Investment Management Company LLC (“PIMCO”) serves as investment adviser to the Funds, and Gurtin Fixed Income Management, LLC (d/b/a Gurtin Municipal Bond Management), a PIMCO company, (“Gurtin”) serves as sub-adviser to the Funds pursuant to a Sub-Advisory Agreement between PIMCO and Gurtin (the “Sub-Advisory Agreement”).

PIMCO has notified Gurtin of PIMCO’s intention to terminate the Sub-Advisory Agreement with respect to each Fund (the “Termination”).

Upon the effectiveness of the Termination, all references to Gurtin in the Prospectus relating to services provided by Gurtin to the Funds are deleted in their entirety.

Subsequent disclosure will be provided regarding the effective date of the Termination. PIMCO currently anticipates that the effective date of the Termination will be on or after April 29, 2022.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP3_033122

PIMCO Funds

Supplement Dated March 31, 2022 to the Statement of Additional Information dated July 30, 2021,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO California Municipal Intermediate Value Fund, PIMCO

California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value

Fund and PIMCO National Municipal Opportunistic Value Fund (the “Funds”)

As currently disclosed, Pacific Investment Management Company LLC (“PIMCO”) serves as investment adviser to the Funds, and Gurtin Fixed Income Management, LLC (d/b/a Gurtin Municipal Bond Management), a PIMCO company, (“Gurtin”) serves as sub-adviser to the Funds pursuant to a Sub-Advisory Agreement between PIMCO and Gurtin (the “Sub-Advisory Agreement”).

PIMCO has notified Gurtin of PIMCO’s intention to terminate the Sub-Advisory Agreement with respect to each Fund (the “Termination”).

Upon the effectiveness of the Termination, all references to Gurtin in the SAI relating to services provided by Gurtin to the Funds are deleted in their entirety.

Subsequent disclosure will be provided regarding the effective date of the Termination. PIMCO currently anticipates that the effective date of the Termination will be on or after April 29, 2022.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP4_033122